Receivables (Tables)	9 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables as of September 30, 2017 and December 31, 2016 is as follows:

	September 30, 2017	December 31, 2016
	(in millions)
Retail	$9,865	$9,949
Wholesale	9,249	8,583
Other	68	130
Total	$19,182	$18,662

Summary of Aging of Receivables

The aging of financing receivables as of September 30, 2017 and December 31, 2016 is as follows (in millions):

	September 30, 2017
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$32	$8	$—	$40	$6,874	$6,914	$29	$6,943
EMEA	2	3	4	9	295	304	—	304
LATAM	11	—	—	11	1,791	1,802	83	1,885
APAC	1	1	—	2	731	733	—	733
Total Retail	$46	$12	$4	$62	$9,691	$9,753	$112	$9,865
Wholesale
NAFTA	$—	$—	$—	$—	$3,630	$3,630	$32	$3,662
EMEA	13	11	—	24	4,383	4,407	7	4,414
LATAM	—	—	—	—	548	548	—	548
APAC	3	1	1	5	620	625	—	625
Total Wholesale	$16	$12	$1	$29	$9,181	$9,210	$39	$9,249

	December 31, 2016
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$27	$—	$—	$27	$7,172	$7,199	$32	$7,231
EMEA	—	—	—	—	348	348	—	348
LATAM	14	—	—	14	1,662	1,676	73	1,749
APAC	1	—	—	1	620	621	—	621
Total Retail	$42	$—	$—	$42	$9,802	$9,844	$105	$9,949
Wholesale
NAFTA	$—	$—	$—	$—	$3,591	$3,591	$39	$3,630
EMEA	29	2	—	31	3,847	3,878	23	3,901
LATAM	—	—	—	—	594	594	2	596
APAC	2	—	6	8	448	456	—	456
Total Wholesale	$31	$2	$6	$39	$8,480	$8,519	$64	$8,583

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three and nine months ended September 30, 2017 and 2016 is as follows:

	Three Months Ended September 30, 2017
	Retail	Wholesale	Other	Total
Opening balance	$372	$225	$—	$597
Provision	32	(11)	—	21
Charge-offs, net of recoveries	(30)	(8)	—	(38)
Foreign currency translation and other	6	6	—	12
Ending balance	380	212	—	592

	Nine Months Ended September 30, 2017
	Retail	Wholesale	Other	Total
Opening Balance	$374	$200	$—	$574
Provision	61	(4)	—	57
Charge-offs, net of recoveries	(72)	(13)	—	(85)
Foreign Currency Translation and Other	17	29	—	46
Ending Balance	380	212	—	592
Ending Balance: Individually Evaluated for Impairment	201	168	—	369
Ending Balance: Collectively Evaluated for Impairment	179	44	—	223
Receivables:
Ending Balance	9,865	9,249	68	19,182
Ending Balance: Individually Evaluated for Impairment	372	485	—	857
Ending Balance: Collectively Evaluated for Impairment	$9,493	$8,764	$68	$18,325

	Three Months Ended September 30, 2016
	Retail	Wholesale	Other	Total
Opening balance	$404	$188	$—	$592
Provision	10	14	—	24
Charge-offs, net of recoveries	(20)	(5)	—	(25)
Foreign currency translation and other	3	(1)	—	2
Ending balance	397	196	—	593

	Nine Months Ended September 30, 2016
	Retail	Wholesale	Other	Total
Opening balance	$394	$158	$—	$552
Provision	38	44	—	82
Charge-offs, net of recoveries	(58)	(11)	—	(69)
Foreign currency translation and other	23	5	—	28
Ending balance	397	196	—	593
Ending balance: Individually evaluated for impairment	200	144	—	344
Ending balance: Collectively evaluated for impairment	197	52	—	249
Receivables:
Ending balance	10,118	8,355	165	18,638
Ending balance: Individually evaluated for impairment	326	540	—	866
Ending balance: Collectively evaluated for impairment	$9,792	$7,815	$165	$17,772

Allowance for credit losses activity for the year ended December 31, 2016 is as follows:

	December 31, 2016
	Retail	Wholesale	Other	Total
Opening balance	$394	$158	$—	$552
Provision	52	60	—	112
Charge-offs, net of recoveries	(82)	(14)	—	(96)
Foreign currency translation and other	10	(4)	—	6
Ending balance	374	200	—	574
Ending balance: Individually evaluated for impairment	179	149	—	328
Ending balance: Collectively evaluated for impairment	195	51	—	246
Receivables:
Ending balance	9,949	8,583	130	18,662
Ending balance: Individually evaluated for impairment	317	491	—	808
Ending balance: Collectively evaluated for impairment	$9,632	$8,092	$130	$17,854

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	September 30, 2017				December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$—	$—	$—	$—	$90	$90	$—	$74
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$—	$—	$—	$—	$—	$—	$—	$—
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$44	$42	$22	$47	$31	$30	$18	$31
EMEA	$260	$260	$157	$265	$171	$171	$143	$195
LATAM	$65	$65	$19	$66	$23	$23	$17	$23
APAC	$3	$3	$3	$2	$2	$2	$1	$2
Wholesale
NAFTA	$34	$34	$2	$37	$44	$43	$4	$46
EMEA	$421	$421	$144	$422	$420	$420	$131	$378
LATAM	$30	$19	$22	$28	$22	$15	$12	$18
APAC	$—	$—	$—	$—	$5	$5	$2	$18
Total
Retail	$372	$370	$201	$380	$317	$316	$179	$325
Wholesale	$485	$474	$168	$487	$491	$483	$149	$460

Carrying Amount of Restricted Assets Included In Financing Receivables

At September 30, 2017 and December 31, 2016, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	September 30, 2017	December 31, 2016
Retail note and finance lease receivables	$6,921	$7,140
Wholesale receivables	6,577	6,445
Total	$13,498	$13,585